Significant accounting policies and significant accounting estimates and assessments - Condensed consolidated income statement (Details) - DKK (kr) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed consolidated income statement
Revenue	kr 37,977	kr 136,322	[1]	kr 230,864	[1]	kr 182,573
Royalty expenses	(3,356)	(14,163)	[1]	(30,931)	[1]	(21,578)
Research and development expenses	(438,215)	(324,667)	[1]	(268,159)	[1]	(217,741)
Administrative expenses	(43,542)	(47,470)	[1]	(52,503)	[1]	(41,824)
Other operating income	1,099,526	607	[1]	1,697	[1]	12,828
Operating result	652,390	(249,371)	[1]	(119,032)	[1]	(85,742)
Financial income	9,988	2,122	[1]	592	[1]	3,889
Financial expenses	(37,322)	(33,509)	[1]	(44,356)	[1]	(42,394)
Result before tax	625,056	(280,758)	[1]	(162,796)	[1]	(124,247)
Income tax	(43,774)	5,500	[1]	5,500	[1]	5,875
Net result for the year	kr 581,282	kr (275,258)	[1]	kr (157,296)	[1]	kr (118,372)
Earnings/loss per share - DKK
Basic earnings/loss per share	kr 18.94	kr (9.88)	[1]	kr (6.47)	[1]	kr (5.13)
Diluted earnings/loss per share	kr 18.94	kr (9.88)	[1]	kr (6.47)	[1]	kr (5.13)
As originally reported
Condensed consolidated income statement
Revenue		kr 139,775		kr 234,778		kr 187,677
Royalty expenses		(14,629)		(31,459)		(22,267)
Research and development expenses		(324,667)		(268,159)		(217,741)
Administrative expenses		(47,470)		(52,503)		(41,824)
Other operating income		607		1,697		12,828
Operating result		(246,384)		(115,646)		(81,327)
Financial income		2,122		592		3,889
Financial expenses		(33,509)		(44,356)		(42,394)
Result before tax		(277,771)		(159,410)		(119,832)
Income tax		5,500		5,500		5,875
Net result for the year		kr (272,271)		kr (153,910)		kr (113,957)
Earnings/loss per share - DKK
Basic earnings/loss per share		kr (9.77)		kr (6.33)		kr (4.94)
Diluted earnings/loss per share		kr (9.77)		kr (6.33)		kr (4.94)
Restatement
Condensed consolidated income statement
Revenue		kr (3,453)		kr (3,914)		kr (5,104)
Royalty expenses		466		528		689
Research and development expenses		0		0		0
Administrative expenses		0		0		0
Other operating income		0		0		0
Operating result		(2,987)		(3,386)		(4,415)
Financial income		0		0		0
Financial expenses		0		0		0
Result before tax		(2,987)		(3,386)		(4,415)
Income tax		0		0		0
Net result for the year		kr (2,987)		kr (3,386)		kr (4,415)
Earnings/loss per share - DKK
Basic earnings/loss per share		kr (0.11)		kr (0.14)		kr (0.19)
Diluted earnings/loss per share		kr (0.11)		kr (0.14)		kr (0.19)

[1]	See note 1 to the consolidated financial statements.